Subordinated liabilities - Schedule of subordinated liabilities detail, by currency of issue (Details) - Financial liabilities at amortised cost
€ in Millions, £ in Millions, R$ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 25,926				€ 26,196	€ 21,880	€ 21,062
Euro
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 12,940				13,857	13,570
Annual interest rate	3.40%
US dollar
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 8,438	$ 9,009			8,236	5,991
Annual interest rate	4.91%
Pound sterling
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 1,358		£ 1,204		1,535	565
Annual interest rate	4.18%
Brazilian real
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 1,127			R$ 6,367	879	0
Annual interest rate	14.77%
Other currencies
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 2,063				€ 1,689	€ 1,754